Leases - Summary Of Lessee, Operating Lease, Liability, Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2022 (remaining nine months)	$ 193
2022 / 2023	128	$ 257
2023 / 2024	0	128
2024 / 2025	0	0
2025	0	0
Thereafter		0
Total lease payments	321	385
Less: interest	(7)	(10)
Present value of lease liabilities	$ 314	$ 375	$ 614